Condensed Balance Sheets (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 25,336	$ 10,582	$ 12,411	$ 7,896	$ 8,574
Marketable securities		7,969		23,826
Prepaid expenses and other current assets	3,367	282		149
Total current assets	28,703	18,833		31,871
Property and equipment, net	19	31		135
Other assets	71	105		78
Total assets	28,793	18,969		32,084
Current liabilities:
Accounts payable	72	614		708
Accrued expenses	4,278	2,771		1,280
Current portion of note payable	851
Total current liabilities	5,201	3,385		1,988
Note payable, net of current portion and discount	4,877
Warrant liability	217
Other liabilities	3,421
Commitments and contingencies (Note 9)
Stockholders' deficit:
Common stock, $.0001 par value; 34,859,964 shares authorized, 591,644 and 322,807 shares issued and outstanding at June 30, 2011 and December 31, 2010, respectively
Additional paid-in-capital	7,833	3		3
Accumulated other comprehensive loss		(3)		15
Accumulated deficit	(102,481)	(128,252)		(101,616)
Total stockholders' deficit	(94,648)	(128,252)		(101,598)	(74,996)
Total liabilities, convertible preferred stock, redeemable convertible preferred stock and stockholders' deficit	28,793	18,969		32,084
Series A-1 Convertible Preferred Stock
Current liabilities:
Preferred Stock	22,437
Stockholders' deficit:
Total stockholders' deficit	22,437	0
Series A-2 Convertible Preferred Stock
Current liabilities:
Preferred Stock	76,751
Stockholders' deficit:
Total stockholders' deficit	76,751	0
Series A-3 Convertible Preferred Stock
Current liabilities:
Preferred Stock	9,741
Stockholders' deficit:
Total stockholders' deficit	9,741	0
Series A-4 Convertible Preferred Stock
Current liabilities:
Preferred Stock	271
Stockholders' deficit:
Total stockholders' deficit	271	0
Series A-5 Convertible Preferred Stock
Current liabilities:
Preferred Stock	525
Stockholders' deficit:
Total stockholders' deficit	525	0
Series A-6 Convertible Preferred Stock
Current liabilities:
Preferred Stock
Stockholders' deficit:
Total stockholders' deficit	0	0
Series A Junior Convertible Preferred Stock
Current liabilities:
Preferred Stock		93		93
Stockholders' deficit:
Total stockholders' deficit	0	93		93	93
Series B Redeemable Convertible Preferred Stock
Current liabilities:
Preferred Stock		38,309		35,470
Stockholders' deficit:
Total stockholders' deficit	0	38,309		35,470	32,843
Series C Redeemable Convertible Preferred Stock
Current liabilities:
Preferred Stock		105,434		96,131
Stockholders' deficit:
Total stockholders' deficit	$ 0	$ 105,434		$ 96,131	$ 87,352